Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 02, 2011 Members	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock share based compensation vesting period		2 years
Number of members granted with restricted stock units		4
Common stock dividends paid	$ 0
Recognized share based compensation expenses			$ 177	$ 360	$ 460
Unrecognized compensation cost	$ 75		$ 75	$ 252
Remaining expected recognized cost period			9 months
Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted under Equity Incentive Plan	1,500,000		1,500,000
Term of Equity Incentive Plan			10 years
Maximum number of shares which may be granted to any participant in any fiscal year			500,000
Remaining shares available under the plan	1,877		1,877